Income Taxes - Expiration of tax loss carryforwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 21,936,225
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	4,668,717	$ 4,526,042
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized		15,562,391
2021
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	157,193
2022
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	396,066
2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	117,080
2024
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	230,772
2025
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	8,706,619
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	12,328,495
Expires between 2021 and 2028
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	3,644,289
Expires between 2021 and 2037
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	3,034,191
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carryforwards	6,160,740	$ 6,457,550	$ 14,072,331
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	$ 15,562,391